Loan operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Loan operations by class, sector of debtor, maturity and concentration
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2021	2020

Pledged asset loan
Retail	7,296,172	2,698,018
Corporate	1,887,649	946,008
Credit card	2,605,598	51,270
Non-pledged loan
Retail	117,032	116,978
Corporate	937,586	113,155
Total Loans operations	12,844,037	3,925,429
Expected Credit Loss (Note 14(b))	(24,410)	(7,101)
Total loans operations, net of Expected Loss	12,819,627	3,918,328

By maturity	2021	2020

Due in 3 months or less	2,539,387	160,918
Due after 3 months through 12 months	2,081,563	580,183
Due after 12 months	8,223,087	3,184,328
Total Loans operations	12,844,037	3,925,429

By concentration	2021	2020

Largest debtor	227,229	150,040
10 largest debtors	1,162,802	726,904
20 largest debtors	1,721,591	1,043,583
50 largest debtors	2,793,814	1,521,310
100 largest debtors	3,899,644	1,885,614